General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
General And Administrative Expenses
Schedule of General and Administrative Expenses

	Year ended December 31,
	2022	2021	2020
		(in thousands)
Stock-based compensation	$913	$1,225	$1,194
Professional fees	1,084	897	796
Salaries and benefits	1,164	1,617	828
Rent and office-maintenance fees	401	530	430
Investor relations and business development expenses	59	242	293
Insurance and other expenses	1,035	1,150	587
	$4,656	$5,661	$4,128